Discontinued Operations Textuals (Details)	3 Months Ended
Feb. 28, 2010 USD ($)
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from Divestiture of Businesses	$ 2,000,000
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax	$ 0